Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories [Abstract]
Schedule of Inventories
December 31,		June 30,
	2011		2012

Raw materials	$524		$999
Finished goods	3,558		3,178
	$4,082		$4,177